Income Tax - Schedule of Net Operating Loss Carry Forwards (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards	¥ 53,866,168	¥ 81,098,831	¥ 135,725,701
Tax Year 2025 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards			60,945,797
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards		37,302,210	37,302,210
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards	23,478,321	23,478,321	23,478,321
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards	7,606,115	7,606,115	7,606,115
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards	6,393,258	6,393,258	6,393,258
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards	6,318,928	6,318,927
Tax Year 2031 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss carry forwards	¥ 10,069,546